Business Combination (Schedule of Cash Flows related to Business Combination) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Aug. 21, 2012
Cash flows related to the business combination
Cash in trust at JWCAC		$ 124,950
Add: proceeds from issue of shares		15,000
Less: redemption of JWCAC public shares		(54,960)
Less: cash paid to The Tile Shop members	(75,000)	(75,000)
Less: payment of deferred offering cost by JWCAC		(4,588)
Less: payment of transaction expenses		(4,644)
Remaining cash received by the Company in the merger		$ 758